Investment Property (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Direct operating expense from investment property	$ 87,499	$ 64,916	$ 69,533
Investment property	$ 10,283,994	9,551,614	7,705,942
Investment Property Fair Value Percentage	100.00%
Difference in percentage between market value and book value of the investment property	100.00%
At fair value [member]
Statement [Line Items]
Investment property	$ 16,173,922
CHILE
Statement [Line Items]
Rental income from investment property	4,534	5,836	5,868
ARGENTINA
Statement [Line Items]
Rental income from investment property	$ 337,638	$ 84,859	$ 99,840